Baird Small/Mid Cap Growth Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 5.4%
BWX Technologies, Inc.	57,493	$5,899,931
HEICO Corp.	20,987	4,008,517
		9,908,448

Air Freight & Logistics - 1.5%
GXO Logistics, Inc.(a)	49,945	2,685,043

Automobile Components - 1.0%
XPEL, Inc.(a)	34,842	1,882,165

Beverages - 2.9%
Boston Beer Co., Inc. - Class A(a)	9,475	2,884,379
Vita Coco Co., Inc.(a)	98,632	2,409,580
		5,293,959

Broadline Retail - 1.3%
Global-e Online Ltd.(a)	67,894	2,467,947

Building Products - 2.6%
Trex Co., Inc.(a)	47,087	4,696,928

Capital Markets - 1.4%
FactSet Research Systems, Inc.	5,717	2,597,748

Construction & Engineering - 2.1%
WillScot Mobile Mini Holdings Corp.(a)	82,630	3,842,295

Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings, Inc.(a)	32,216	2,437,140

Distributors - 2.5%
Pool Corp.	11,165	4,505,078

Electronic Equipment, Instruments & Components - 1.3%
Littelfuse, Inc.	9,828	2,381,816

Energy Equipment & Services - 1.4%
ChampionX Corp.	74,067	2,658,265

Financial Services - 3.3%
Jack Henry & Associates, Inc.	15,456	2,685,171
Shift4 Payments, Inc. - Class A(a)	50,170	3,314,732
		5,999,903

Food Products - 2.3%
Lamb Weston Holdings, Inc.	24,096	2,566,947
Simply Good Foods Co.(a)	49,624	1,688,705
		4,255,652

Health Care Equipment & Supplies - 10.2%
CONMED Corp.	29,132	2,332,891
Glaukos Corp.(a)	31,274	2,948,824
Inspire Medical Systems, Inc.(a)	11,779	2,530,011
Insulet Corp.(a)	16,258	2,786,621
iRhythm Technologies, Inc.(a)	25,397	2,946,052
Penumbra, Inc.(a)	11,664	2,603,172
Shockwave Medical, Inc.(a)	7,954	2,590,061
		18,737,632

Hotels, Restaurants & Leisure - 2.6%
Churchill Downs, Inc.	21,533	2,664,709
Dutch Bros, Inc. - Class A(a)	61,592	2,032,536
		4,697,245

Household Durables - 1.3%
LGI Homes, Inc.(a)	20,197	2,350,325

Insurance - 2.3%
Kinsale Capital Group, Inc.	8,190	4,297,621

IT Services - 2.2%
Endava PLC - ADR(a)	23,730	902,689
Globant SA(a)	15,501	3,129,652
		4,032,341

Life Sciences Tools & Services - 2.9%
Bio-Techne Corp.	35,941	2,529,887
Repligen Corp.(a)	15,205	2,796,504
		5,326,391

Machinery - 8.4%
IDEX Corp.	18,738	4,572,447
Kadant, Inc.	17,711	5,810,978
RBC Bearings, Inc.(a)	18,539	5,012,019
		15,395,444

Oil, Gas & Consumable Fuels - 2.4%
Matador Resources Co.	65,106	4,347,128

Pharmaceuticals - 1.5%
Tarsus Pharmaceuticals, Inc.(a)	77,979	2,834,537

Professional Services - 3.1%
ExlService Holdings, Inc.(a)	101,426	3,225,347
Paylocity Holding Corp.(a)	14,756	2,535,966
		5,761,313

Semiconductors & Semiconductor Equipment - 3.7%
Lattice Semiconductor Corp.(a)	42,751	3,344,410
Onto Innovation, Inc.(a)	9,859	1,785,268
SiTime Corp.(a)	17,730	1,652,968
		6,782,646

Software - 16.3%
Bentley Systems, Inc. - Class B	56,273	2,938,576
Clearwater Analytics Holdings, Inc. - Class A(a)	182,335	3,225,506
Descartes Systems Group, Inc.(a)	48,404	4,430,418
Dynatrace, Inc.(a)	79,431	3,688,776
Monday.com Ltd.(a)	7,757	1,752,074
PowerSchool Holdings, Inc. - Class A(a)	92,696	1,973,498
Procore Technologies, Inc.(a)	22,451	1,844,799
PTC, Inc.(a)	32,730	6,184,005
Tyler Technologies, Inc.(a)	8,814	3,746,038
		29,783,690

Specialty Retail - 5.4%
Boot Barn Holdings, Inc.(a)	29,094	2,768,294
Five Below, Inc.(a)	17,949	3,255,590
Floor & Decor Holdings, Inc. - Class A(a)	29,614	3,838,566
		9,862,450

Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp.(a)	2,306	2,170,546

Trading Companies & Distributors - 2.6%
Watsco, Inc.	10,978	4,742,167
TOTAL COMMON STOCKS (Cost $149,346,892)		176,733,863

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
National Storage Affiliates Trust	67,290	2,635,076
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,125,122)		2,635,076

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%	Shares
First American Government Obligations Fund - Class U, 5.25%(b)	6,458,283	6,458,283

TOTAL SHORT-TERM INVESTMENTS (Cost $6,458,283)		6,458,283

TOTAL INVESTMENTS - 101.3% (Cost $158,930,297)		$185,827,222
Liabilities in Excess of Other Assets - (1.3)%		(2,374,556)
TOTAL NET ASSETS - 100.0%		$183,452,666

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	176,733,863	–	–	176,733,863
Real Estate Investment Trusts	2,635,076	–	–	2,635,076
Money Market Funds	6,458,283	–	–	6,458,283
Total Assets	185,827,222	–	–	185,827,222

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.